INCOME TAX (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Income Tax
Net loss	$ (31,542,000)		$ (63,872)
Total income tax (recovery) expense	0	$ 0
Loss excluding income tax	31,542,000	(63,872,000)
Income tax recovery using the Company's domestic tax rate	(8,516,000)	(17,245,000)
Non-deductible expenses and other	764,000	1,393,000
Change in tax rates	0	0
Deferred income tax assets not recognized	7,752,000	15,852,000
Deferred income tax (recovery) expense	$ 0	$ 0